APPENDIX I   			United States
Securities and Exchange Commission
Washington, D.C.20549

FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form

1. Name and address of issuer :
              PIMCO Advisors  VIT
              1345 Avenue of the Americas
              New York, New York 10105

2. The name of each series or class of securities
            for which this Form is filed If the Form is
            being filed for all series and classes
            of securities of the issuer, check
           the box but do not list series of classes           x


3. Investment Company Act File Number: 811-08512



Securities Act File Number:  33-78944




4. (a).  Last day of fiscal year for
              which this Form is filed:  December 31, 2003



4. (b).    Check box if this Form is being filed late
              (i.e more than 90 calendar days after the end of the
                     issuers fiscal year).  (See Instruction A.2)


Note:  If the Form is being filed late,
 interest must be paid on the registration fee due.



4. (c).    Check box if this is the
           last time the issuer
           will be filing this Form


5. Calculation of registration fee

I. Aggregate sale price of securities
                  sold during the  fiscal year pursuant to section 24(f)
                 $273,967,837


II. Aggregate price of securities redeemed or Repurchased during the fiscal year.$(302,574,518)

III. Aggregate price of Securities redeemed or
                 repurchased  during any prior fiscal
                 year ending no earlier than October 11, 1995
                  that were not previously used to  reduce
                  registration fees payable to the Commission
	$(212,526,186)


IV. Total available redemption credits
                  (add Items (II) and (5(III)	$(515,100,704)

V. Net sales if Item 5(IV) is greater than Item 5(I) subtract Item 5(IV) from Item 5(I).$___________

VI. Redemption credits available for use in future years $(241,132,867) If Item 5(I) is less than Item 5(IV) subtract Item
5(IV) from Item 5(I)

VII. Multiplier for determining registration fee (See	x.00012670
Instruction C.9).

VIII. Registration fee due multiply Item 5(V) by Item	$_    -0-__
5(VII) (enter 0 if no fee is due)

6. Prepaid Shares

If the response to Item 5(I) was determined by deducting an amount of securities that were registered under the Securities
 Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997 then report the amount of securities (number of shares or units) deducted here:_0____ . If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by
 the issuer in future fiscal years, then state that number here
_0______.


7.   	Interest due  if this Form is being
                      filed more than 90 days after the end of the issuers fiscal year (see instruction D)

+$_________

8.           Total of the amount of the registration
                 fee due plus any interest due line 5(VIII) plus line 7
 $____-0-__


9.            Date the registration fee and any interest
                 payment was sent to the Commission?s lockbox
               depository

		Method of Delivery:

     Wire Transfer

      Mail or other means
SIGNATURES



This report has been signed below
 by the following persons on behalf
 of the issuer and in the capacities and on the dates indicated.


By (Signature and Title)

Lawrence Altadonna____
Assistant Treasurer_________________


Date ____3-03-04__________

		Please print the name and title
of the signing officer below the signature.